Deposits	12 Months Ended
Dec. 31, 2025
Deposits
Deposits

5. Deposits

Security deposits have been made to the lessors of the office building and the aircraft.  The aircraft deposit is denominated in United States Dollars.

	December 31,	December 31,
	2025	2024

Aircraft	$205,846	$215,775
Building	43,309	43,309
Prepaid expenses	-	2,401
	249,155	261,485